Segment disclosures (Tables)	12 Months Ended
Dec. 31, 2025
Veraxa Biotech A G [Member]
Entity Information [Line Items]
Schedule of contribute to the assessment of segment performance

	For the years ended December 31,
	2025		2024
Revenue	₣	23,426	₣	-
Cost of goods sold		(7,965)		-
Gross profit		15,461		-

General and administrative expenses		(46,922,232)		(17,095,133)
Research and development expenses		(10,264,123)		(6,310,608)
Sales and marketing expenses		(6,948,456)		(3,635,658)
Depreciation and amortization expenses		(2,097,225)		(1,876,482)
Operating loss	₣	(66,216,575)	₣	(28,917,881)